BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2024
BANK AND OTHER BORROWINGS
BANK AND OTHER BORROWINGS

19.BANK AND OTHER BORROWINGS

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Total bank and other borrowings	3,036,202	3,726,389	510,513
Comprised of:
Short-term	319,625	649,680	89,006
Long-term, current portion	722,563	383,016	52,473
	1,042,188	1,032,696	141,479
Long-term, non-current portion	1,994,014	2,693,693	369,034
	3,036,202	3,726,389	510,513

Certain bank and other borrowings are secured by equipment with a net carrying value of RMB391,056 and RMB576,261 (US$78,947) (note 10), accounts receivable with a carrying value of RMB13,312 and RMB14,745 (US$2,020) (note 7) (including lease receivables with a carrying value of RMB1,759 and RMB7,137 (US$978) (note 11)), certain land use rights (which are recorded as “right-of-use assets”) with a carrying value of RMB386,614 and RMB377,255 (US$51,684) (note 11), certain construction in progress with a carrying value of RMB2,027,277 and RMB1,814,768 (US$248,622) (note 10), certain long-term investments with a carrying value of RMB189,676 and RMB196,487 (US$26,919) (note 15), nil and 87,170,000 ordinary shares of Concord Healthcare held by Shanghai Medstar, with recorded market value of nil and RMB958,870 (US$131,365) as of December 31, 2023 and 2024, respectively.

The short-term bank and other borrowings bore a weighted average interest of 8.19% and 6.97% per annum, and the long-term bank and other borrowings bore a weighted average interest of 7.42% and 5.94% per annum, respectively, as of December 31, 2023 and 2024.

Bank and other borrowings amounted to RMB120,979 (US$16,574) (2023: RMB151,753) and RMB3,605,410(US$493,939) (2023:RMB2,884,449) were denominated in US$ and RMB, respectively as of December 31, 2024.

The maturity of the long-term bank and other borrowings are as follows:

	RMB	US$
Within one year	383,016	52,473
Between one and two years	644,769	88,333
Between two and three years	396,977	54,386
Between three and four years	621,127	85,094
Above four years	1,030,820	141,221
	3,076,709	421,507

As of December 31, 2024, the Group had unutilized short-term bank credit lines and unutilized long-term bank credit lines amounted to RMB173,732 (US$23,801) and RMB996,000 (US$136,451), respectively.